Note 16 - Contingencies, Environmental And Legal Matters (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2013 Successor [Member]	Apr. 22, 2013 Successor [Member]	Oct. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Note 16 - Contingencies, Environmental And Legal Matters (Details) [Line Items]
Asset Retirement Obligation	$ 5,364	$ 4,765	$ 4,765	$ 0	$ 2,206	$ 2,283	$ 2,497	$ 2,283
Reserves for Environmental Contingencies	2,250	2,896	2,896			2,142
Loss Contingency, Estimate of Possible Loss	$ 3,293	$ 2,881	$ 2,881			$ 1,041